Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (3,313,346)	$ (2,158,065)	$ (7,718,882)
Items not affecting cash:
Amortization	117,274	139,694	58,146
Fair value adjustment on derivative warrant liability	(1,035,105)	(3,641,403)	(3,396,137)
Fair value of finders' warrants allocated to derivative liability			138,005
Share-based payments	122,527	120,984	487,940
Transaction costs on derivative warrant liability	279,031		797,598
Unrealized foreign exchange (gain) loss	34,178	(13,634)	(6,391)
Changes in non-cash operating assets and liabilities:
Accounts receivable	43,074	21,041	(41,098)
Prepaid expenses	208,166	142,654	622,595
Accounts payable and accrued liabilities	(134,447)	(1,194,436)	892,265
Cash flows from (used in) operating activities	(3,678,648)	(6,583,165)	(8,165,959)
Investing activities
Acquisition of intangible assets	(38,924)	(42,052)	(26,005)
Acquisition of equipment		(4,311)	(19,696)
Cash flows from (used in) investing activities	(38,924)	(46,363)	(45,701)
Financing activities
Pre-funded warrants and warrants exercised	16,573	296	64
Payment of lease obligation	(69,723)	(66,089)	(20,410)
Cash share issuance costs	(667,883)	(295,251)	(1,067,153)
Proceeds from issuance of equity instruments	3,500,542		4,999,640
Net cash flows from (used in) financing activities	2,779,509	(361,044)	3,912,141
Effect of foreign exchange (gain) loss on cash	(35,953)	4,041	(136,146)
Decrease in cash	(974,016)	(6,986,531)	(4,435,665)
Cash, beginning of year	3,447,665	10,434,196	14,869,861
Cash, end of year	2,473,649	$ 3,447,665	10,434,196
Supplemental Cash Flow and Non-Cash Investing and Financing Activities Disclosure
Fair value of agent's warrants			185,738
Derivative warrant liability reclassified to share capital on exercise of warrants	5,244
Recognition of right-of-use asset	96,998		$ 114,588
Deferred financing costs reclassified to share capital and transaction costs on derivative warrant liability	$ 166,344